Segment Reporting (Details) - Schedule of Financial Information For Segments - VASO CORPORATION [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenues from external customers
Total revenues	$ 19,449	$ 19,833	$ 59,107	$ 56,071	$ 80,017	$ 75,579
Gross Profit
Total gross profit	12,043	12,374	36,540	33,260	48,481	43,133
Operating income (loss)
Total operating income	907	2,266	3,225	3,254	7,033	2,819
Depreciation and amortization
Total depreciation and amortization	225	318	762	1,576	1,923	3,840
Capital expenditures
Total cash capital expenditures					566	415
Identifiable Assets
Total assets					72,655	52,361
IT [Member]
Revenues from external customers
Total revenues	9,867	9,836	30,576	29,858	40,100	42,916
Gross Profit
Total gross profit	4,274	4,095	13,455	11,906	16,229	16,674
Operating income (loss)
Total operating income	(187)	(474)	(133)	(1,531)	(1,620)	(2,062)
Depreciation and amortization
Total depreciation and amortization	196	263	678	1,367	1,692	3,394
Capital expenditures
Total cash capital expenditures					406	334
Identifiable Assets
Total assets					22,201	23,144
Professional Sales Service [Member]
Revenues from external customers
Total revenues	8,837	9,237	26,401	24,424	37,344	29,441
Gross Profit
Total gross profit	7,201	7,707	21,480	19,974	30,288	23,906
Operating income (loss)
Total operating income	1,648	2,981	4,784	5,752	10,099	5,918
Depreciation and amortization
Total depreciation and amortization	21	10	62	32	33	153
Capital expenditures
Total cash capital expenditures					125	41
Identifiable Assets
Total assets					21,684	18,718
Corporate [Member]
Operating income (loss)
Total operating income	(471)	(265)	(1,212)	(835)	(1,266)	(1,069)
Depreciation and amortization
Total depreciation and amortization					0	0
Capital expenditures
Total cash capital expenditures					1	3
Identifiable Assets
Total assets					21,813	3,355
Equipment [Member]
Revenues from external customers
Total revenues	745	760	2,130	1,789	2,573	3,222
Gross Profit
Total gross profit	568	572	1,605	1,380	1,964	2,553
Operating income (loss)
Total operating income	(83)	24	(214)	(132)	(180)	32
Depreciation and amortization
Total depreciation and amortization	$ 8	$ 45	$ 22	$ 177	198	293
Capital expenditures
Total cash capital expenditures					34	37
Identifiable Assets
Total assets					$ 6,957	$ 7,144